INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Summary of income tax expense

	Year ended December 31,
	2022	2023
	$’000	$’000
Current	—	643
Deferred	—	—
Total	—	643

Summary of reconciliation of the tax expense applicable to loss before tax at the statutory rate to the tax expense at the effective tax rate

	Year ended December 31,
	2022	2023
	$’000	$’000
Loss before tax	(58,790)	(104,228)
Tax at the statutory tax rate (25%)	(14,698)	(26,057)
Foreign rate differential	2,933	14,711
Expenses not deductible for tax	2,171	126
Income not subject to tax	(4)	—
Additional deductible allowance for qualified research and development costs	(1,681)	(2,338)
Unrecognized deferred tax assets	11,279	14,201
Current income tax expense	—	643
Tax charge at the Group’s effective rate	—	0.62%

Summary of deferred tax assets

	Year ended December 31
	2022	2023
	$’000	$’000
Fixed assets	(13)	2
Capitalized R&D	5,494	11,050
Accrued and prepaid expenses	669	(101)
ROU Assets	(73)	5
Advertising expenses in excess of deduction limit	14	11
Allowance against receivables	—	3
State tax	(1)	(1)
Stock options	1,075	883
NOL	21,758	31,408
Subtotal	28,923	43,260
Unrecognized deferred tax assets	(28,923)	(43,260)
Total Deferred tax	—	—